Recoverable Cash Advances - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	May 31, 2019
Disclosure of financial liabilities [line items]
Net increase in recoverable cash advances	€ 0.3
Walloon Region [member]
Disclosure of financial liabilities [line items]
Cash settlement liability paid		€ 0.6
Cash settlement		€ 1.1
Repayment of past recoverable cash advances	€ 0.3